Condensed Consolidated Statement of Cash Flows (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss					$ (11,769)	$ 145,189
Changes in operating assets and liabilities:
Net cash used in operating activities						(505,334)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities						(115,000,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Payments of notes payable						(250,000)
Proceeds from promissory note					250,000
Net cash provided by financing activities					196,000	115,545,198
Cash, beginning of the year						196,000
Cash, end of the year	$ 235,864	$ 196,000	$ 235,864	$ 196,000	196,000	235,864
Naturalshrimp Incorporated [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	15,175,701	(33,366,545)	(11,552,820)	(38,778,923)			$ (86,297,748)	$ (3,580,454)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation expense			1,349,838	586,409
Amortization expense			1,102,500	514,000
Amortization of debt discount	843,494	340,000	5,019,883	576,364			2,616,364	47,273
Change in fair value of derivative liability	(17,738,000)		(811,000)				116,000	29,000
Change in fair value of warrant liability	(1,155,000)	137,000	(3,031,000)	137,000			(1,987,000)
Change in fair value of promissory notes			1,594,515
Financing costs				1,502,953
Gain on extinguishment of debt			(1,883,089)
Loss due to fire	6,262		869,379
Forgiveness of PPP loan				(103,200)			(103,200)
Gain on Vero Blue note settlement				(500,000)
Legal settlement				29,388,000
Shares issued for services			99,124	398,831			44,099,376	745,250
Changes in operating assets and liabilities:
Accounts receivable			6,883				(14,385)
Inventory			(32,759)	(28,128)			(69,170)
Prepaid expenses and other current assets			1,021,406	(321,162)
Deferred offering costs			(126,963)
Accounts payable			724,360	(5,637,796)			(2,657,052)	325,264
Other accrued expenses			92,560	(101,896)			(79,007)	117,957
Accrued expenses - related parties				200,000			200,000
Accrued interest			1,662,647	(49,482)			440,118	39,063
Accrued interest - related parties			9,772	16,000			16,000	44,096
Net cash used in operating activities			(3,884,764)	(12,201,031)			(12,575,244)	(2,377,377)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for fixed assets			(2,430,186)	(2,116,124)
Cash received for fire damage to fixed assets			700,000
Cash paid for patent acquisition with F & T				(2,000,000)			(2,000,000)
Cash paid for acquisition of shares of NCI				(1,000,000)			(1,000,000)
Cash paid for License Agreement				(2,350,000)			(2,350,000)
Cash paid for construction in process				(433,389)			(1,629,813)	(1,715,654)
Net cash used in investing activities			(1,730,186)	(7,899,513)			(8,432,465)	(7,537,630)
CASH FLOWS FROM FINANCING ACTIVITIES
Payments on bank loan				(214,852)			(214,852)	(19,889)
Payments of notes payable			(72,000)	(72,000)			(4,596,000)
Payments on notes payable, related party				(655,750)			(655,750)	(72,000)
Repayment of short-term promissory note and lines of credit			(227)	(553,577)
Proceeds from issuance of common shares under equity agreement				17,277,123			17,277,123
Proceeds from sale of stock			1,380,000				17,277,000
Proceeds from promissory note			1,465,000
Proceeds from promissory note, related parties			250,000
Proceeds from convertible debentures				8,905,000			8,905,000	600,000
Proceeds from convertible debentures, receipt from escrow			1,500,000
Escrow account in relation to the proceeds from promissory notes			(500,000)	5,000,000			5,000,000
Payments on convertible debentures				(421,486)			(421,486)
Payments on notes payable				(4,500,000)
Proceeds from sale of Series E Preferred Shares				1,348,000			1,348,000
Redemption of Series D Preferred Shares				(3,513,504)			(3,513,504)
Shares issued upon exercise of warrants				11,000			11,000
Net cash provided by financing activities			4,022,773	22,609,954			22,585,954	9,961,311
NET CHANGE IN CASH			(1,592,176)	2,509,411			1,578,245	46,304
Cash, beginning of the year			1,734,040	155,795		2,665,206	155,795	109,491
Cash, end of the year	$ 141,864	$ 2,665,206	141,864	2,665,206	$ 2,665,206	$ 141,864	1,734,040	155,795
INTEREST PAID			1,829,570	212,190			1,153,343	100,108
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Construction in process transferred to fixed assets			1,041,371
Shares issued upon conversion of convertible debentures				421,486			421,486	551,021
Shares issued upon conversion of Preferred stock			1,560,000				2,880,000
Cancellation of Right of Use asset and Lease liability				$ 275,400			$ 275,400
Shares issued as consideration for Rights Agreement				4,762,376			4,762,376
Shares issued as consideration for Patent acquisition				$ 5,000,000			$ 5,000,000
Shares issued as consideration for acquisition of remaining NCI				$ 2,000,000			$ 2,000,000